Employee Benefits (Details) - EUR (€) € in Millions	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Employee Benefits [Abstract]
Net defined benefit liability (asset) at beginning of period	€ 237.5
Service cost	4.8
Net interest expense	2.0
Actuarial losses on pension scheme valuations	22.1
Benefits paid	(4.7)
Foreign exchange differences on translation	(0.5)
Net defined benefit liability (asset) at end of period	€ 261.2
Germany
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	0.70%	1.15%